Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits)	$ 7,644	$ 7,247
Invested assets held-in-trust (reinsurance agreements)	9,054	8,083
Invested assets pledged as collateral	3,548	2,801
Total invested assets on deposit, held in trust, and pledged as collateral	$ 20,246	$ 18,131